COMMITMENTS AND CONTINGENCIES (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
Total original loan commitments	$ 296,946,250	$ 107,292,176
Less: drawn commitments	(243,038,584)	(87,467,057)
Total undrawn commitments	$ 53,907,666	$ 19,825,119